Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Schedule of Movement in Property, Plant and Equipment
	Dec. 31, 2024			Dec. 31, 2023
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	249	(36)	213	247	(33)	214
Reservoirs, dams and watercourses	3,339	(2,520)	819	3,323	(2,470)	853
Buildings, works and improvements	1,095	(883)	212	1,095	(868)	227
Machinery and equipment	2,951	(2,143)	808	2,826	(2,078)	748
Vehicles	20	(16)	4	19	(15)	4
Furniture and utensils	14	(11)	3	14	(11)	3
	7,668	(5,609)	2,059	7,524	(5,475)	2,049
In progress	1,656	-	1,656	1,207	-	1,207
Net property, plant and equipment	9,324	(5,609)	3,715	8,731	(5,475)	3,256

Changes in PP&E are as follows:

	Dec. 31, 2023	Additions	Business combination	Classification as held for sale	Disposals	Depreciation	Transfers / Capitalizations	Dec. 31, 2024
In service
Land (1)	214	2	-	-	(1)	(3)	1	213
Reservoirs, dams and watercourses	853	-	-	(7)	(1)	(80)	54	819
Buildings, works and improvements	227	-	-	(1)	-	(17)	3	212
Machinery and equipment	748	1	87	(5)	-	(71)	48	808
Vehicles	4	-	-	-	-	(1)	1	4
Furniture and utensils	3	-	-	-	-	-	-	3
	2,049	3	87	(13)	(2)	(172)	107	2,059
In progress	1,207	581	-	(8)	(17)	-	(107)	1,656
Net property, plant and equipment	3,256	584	87	(21)	(19)	(172)	-	3,715

(1)	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.

	Dec. 31, 2022	Additions	Business Combination	Disposals - Assets classified as held for sale	Disposals	Depreciation	Transfers / Capitalizations	Dec. 31, 2023
In service
Land (1)	217	-	-	(2)	-	(3)	2	214
Reservoirs, dams and watercourses	870	-	-	(22)	-	(79)	84	853
Buildings, works and improvements	233	-	-	(5)	-	(17)	16	227
Machinery and equipment	706	1	70	(29)	(1)	(69)	70	748
Vehicles	2	-	-	-	-	(2)	4	4
Furniture and utensils	3	-	-	-	-	-	-	3
	2,031	1	70	(58)	(1)	(170)	176	2,049
In progress	380	1,005	-	-	(2)	-	(176)	1,207
Net property, plant and equipment	2,411	1,006	70	(58)	(3)	(170)	-	3,256

(1)	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.

	Dec. 31, 2021	Additions	Disposals	Depreciation	Transfers / Capitalizations	Dec. 31, 2022
In service
Land (1)	220	-	-	(3)	-	217
Reservoirs, dams and watercourses	944	-	-	(81)	7	870
Buildings, works and improvements	248	-	-	(17)	2	233
Machinery and equipment	697	-	(12)	(70)	91	706
Vehicles	1	-	-	(1)	2	2
Furniture and utensils	3	-	-	-	-	3
	2,113	-	(12)	(172)	102	2,031
In progress	306	176	-	-	(102)	380
Net property, plant and equipment	2,419	176	(12)	(172)	-	2,411

(1)	Certain land linked to concession agreements with no indemnity provision is amortized over the concession period.

Schedule of Summary of Property Plant and Equipment Depreciation Rate
Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings - Machine room	2	Vehicles	14.29
Buildings - Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings - Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Floodgate	3.33

Schedule of Consortium
	Stake in power output (%)	Average annual depreciation rate (%)	Dec. 31, 2024	Dec. 31, 2023
In service
Queimado power plant	82.5	3.94	220	220
Accumulated depreciation			(150)	(142)
Total operation			70	78

In progress
Queimado power plant	82.5	-	8	2
Total construction			8	2
Total construction			78	80